Capital Stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Capital Stock

10.    Capital Stock

On November 29, 2010, 15,000 shares of common stock were issued in an administrative error. In April 2011, the Company returned the stock certificate to the transfer agent for cancellation and returned the shares to the treasury. The issuance of these shares did not impact the weighted average number of common shares outstanding.